DEBT - Future Minimum Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt	$ 12,839	$ 13,684
Debenture
Debt Instrument [Line Items]
2025	11,000
Total	11,000
Less: fair value ascribed to conversion feature and warrants	(1,204)
Plus: accretion of implied interest	476
Less: net debt issuance costs	(386)
Total debt	9,886
Convertible Debt
Debt Instrument [Line Items]
2023	965
2024	2,425
Total	3,390
Less: fair value ascribed to conversion feature and warrants	(1,523)	(1,523)
Plus: accretion of implied interest	1,086	705
Total debt	$ 2,953	$ 2,572